PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2012
PREMISES AND EQUIPMENT
Schedule of premises and equipment

	2012	2011

Land	$5,578,914	$5,609,693
Office buildings and improvements	16,120,660	15,737,264
Furniture and equipment	12,742,901	11,451,292
	34,442,475	32,798,249
Less accumulated depreciation	(16,026,498)	(14,340,083)

Total	$18,415,977	$18,458,166

Schedule of future minimum rental commitments under non-cancelable leases	Due in years ending September 30,
2013	$985,502
2014	756,248
2015	695,420
2016	669,988
2017	651,342
Thereafter	1,136,280
Total	$4,894,780